Analysis of changes in financing during the year	12 Months Ended
Dec. 31, 2019
Analysis of changes in financing during the year [Abstract]
Analysis of changes in financing during the year
27.	Analysis of changes in financing during the year
The following chart provides a reconciliation between the opening and closing balances for liabilities arising from financing activities:

	2019	2018
Debt securities issued
Opening balance	3,805,337	4,661,754
Gain of control over subsidiaries	3,712,359	—
Capital inflows	8,571,953	1,237,567
Capital outflows	(4,447,323)	(893,035)
Interests and adjustments accrued	4,198,955	1,359,246
Interests paid	(2,469,755)	(1,225,440)
Inflation effect on debt securities issued	(3,535,720)	(1,334,755)

Closing balance	9,835,806	3,805,337